Summary of Significant Accounting Policies - Additional Information (Detail)				12 Months Ended
	Mar. 20, 2019	May 01, 2018	Apr. 04, 2018	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Contract assets				¥ 27,996,290		¥ 115,906,273		$ 4,393,229
Applicable tax rate				13.00%	13.00%
Account receivables				¥ 204,791,835		111,037,030		32,136,308
Allowance for contract assets, net				31,168		118,952		4,890
Remaining unsatisfied performance obligations pertaining to post-origination services				¥ 1,751,348		9,154,611		$ 274,825
Land use right, term				36 years	36 years
Defined contribution plan expensed incurred				¥ 79,010,301	$ 12,398,440	30,138,113	¥ 42,724,802
Advertising costs				19,047,468	2,988,963	153,327,392	85,928,890
VAT incurred				¥ 104,938,590	16,467,155	¥ 201,297,527	¥ 792,753,015
RMB/US$1.00 exchange rate				6.3726				6.3726
Derivative Asset, Notional Amount				¥ 619,332,499				$ 97,186,784
Unrealized gain on comprehensive income				17,375,517	$ 2,726,598
Derivative, Collateral, Right to Reclaim Cash				¥ 619,332,499				$ 97,186,784
CITIC [Member] | London Interbank Offered Rate (LIBOR) [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument interest rate during period				2.80%				2.80%
Lender Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount				¥ 2,349,000,000				$ 369,000,000
Sales Revenue, Net [Member] | Concentration of Credit Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of borrower represents 10% or more				0	0	0	0
Loan Receivable and Financing Service Fee Receivable [Member] | Concentration of Credit Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of borrower represents 10% or more				0	0	0	0
Funding Partners And Banks [Member] | Concentration of Credit Risk [Member] | Customer [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				27.00%	27.00%
Beijing Happy Time [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				3.00%	3.00%
Hunan Hapy Technology Development Co. Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				3.00%	3.00%
Hunan Qudian Technology Development Co., Ltd. ("Hunan Qudian") [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				3.00%	3.00%
Xiamen Youdun Technology Co. Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				3.00%	3.00%
Xiamen Youqi Technology Co. Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				3.00%	3.00%
Xiamen Youxiang Time Technology o., Service Ltd. ("Xiamen Youxiang Time") [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				3.00%	3.00%
Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	13.00%	16.00%
Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Research and development costs capitalized | ¥				¥ 0		¥ 0	¥ 0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives				1	1
Minimum [Member] | Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				6.00%	6.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives				10	10
Maximum [Member] | Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				16.00%	16.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-31
Summary Of Significant Accounting Policies [Line Items]
Recognition period of performance obligation				2 years				2 years
Previously Reported [Member] | Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	16.00%		17.00%
Installment Credit Services Segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue from providing loan facilitation service				¥ 37,028,082	$ 5,810,514	(32,908,294)	2,097,593,931
Revenue from post origination services and other				2,502,967	392,770	164,541,390	199,818,201
Transaction services [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue from post origination services and other				20,217,705	3,172,599	31,578,617	37,610,344
Revenue from transaction services and other				131,475,605	20,631,392	¥ (168,120,830)	¥ 2,161,854,715
Swap [Member]
Summary Of Significant Accounting Policies [Line Items]
Derivative, Collateral, Right to Reclaim Cash				619,000,000				$ 97,186,784
Swap [Member] | CITIC [Member]
Summary Of Significant Accounting Policies [Line Items]
Derivative collateral right to reclaim prepaid cash				¥ 10,405,181	$ 1,632,800